Investment Securities	12 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2021 and 2022:

At March 31, 2021:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥35,166,245	¥147,844	¥40,878		¥35,273,211
Japanese prefectural and municipal bonds	3,719,205	15,123	2,815		3,731,513
Foreign government and official institution bonds	2,854,037	84,707	11,781		2,926,963
Corporate bonds	1,123,271	11,400	401		1,134,270
Residential mortgage-backed securities	1,459,062	9,119	1,051		1,467,130
Commercial mortgage-backed securities	435,975	29,502	912		464,565
Asset-backed securities	1,373,450	11,685	650		1,384,485
Other debt securities	168,528	3,780	730		171,578
Commercial paper	564,072	31	5		564,098
Total	¥46,863,845	¥313,191	¥59,223		¥47,117,813
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,447	¥23,033	¥—		¥1,123,480
Foreign government and official institution bonds	233,883	2,262	2,795		233,350
Residential mortgage-backed securities	411,024	18,590	—	(1)	429,614
Commercial mortgage-backed securities	111,750	4,846	—	(1)	116,596
Asset-backed securities	2,046,659	1,721	12,277		2,036,103
Total	¥3,903,763	¥50,452	¥15,072		¥3,939,143

Note:
(1)MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,849 million and ¥1,920 million, respectively, at March 31, 2021 and are not included in the table above.

At March 31, 2022:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥34,383,131	¥77,144	¥132,511	¥34,327,764
Japanese prefectural and municipal bonds	4,154,459	6,672	14,987	4,146,144
Foreign government and official institution bonds	2,671,797	8,586	49,040	2,631,343
Corporate bonds	1,081,620	9,601	1,073	1,090,148
Residential mortgage-backed securities	900,799	256	648	900,407
Asset-backed securities	1,547,098	41,544	222	1,588,420
Other debt securities	104,869	2,243	3,533	103,579
Commercial paper	1,010,607	49	19	1,010,637
Total	¥45,854,380	¥146,095	¥202,033	¥45,798,442
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,808,312	¥13,691	¥3,633	¥1,818,370
Japanese prefectural and municipal bonds	175,072	4	1,116	173,960
Residential mortgage-backed securities	234,652	49	8,778	225,923
Asset-backed securities	2,377,073	12,352	1,373	2,388,052
Total	¥4,595,109	¥26,096	¥14,900	¥4,606,305

Contractual Maturities
The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at March 31, 2022 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥7,645	¥7,647	¥23,510,044
Due from one year to five years	1,243,939	1,257,188	11,252,103
Due from five years to ten years	2,251,995	2,250,937	6,191,452
Due after ten years	1,091,530	1,090,533	4,844,843
Total	¥4,595,109	¥4,606,305	¥45,798,442
Realized Gains and Losses
For the fiscal years ended March 31, 2020, 2021 and 2022, gross realized gains on sales of Available-for-sale debt securities were ¥151,015 million, ¥42,123 million and ¥85,525 million, respectively, and gross realized losses on sales of Available-for-sale debt securities were ¥44,662 million, ¥48,606 million and ¥36,698 million, respectively.
Impairment Losses on Investment Securities
For the fiscal year ended March 31, 2020, losses resulting from the impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥1,590 million, which were included in Investment securities gains (losses)—net in the accompanying consolidated statements of operations. These losses were recorded from Available-for-sale debt securities which mainly comprised of corporate bonds for the fiscal year ended March 31, 2020.
From the fiscal year ended March 31, 2021, as a result of the adoption of new guidance on a measurement of credit losses on financial instruments, an allowance for credit losses on Available-for-sale debt securities is required for impaired securities if a credit loss exists, and an allowance for credit losses on Held-to-maturity debt securities is required for expected credit losses over the remaining expected life.
For the fiscal year ended March 31, 2021, impairment losses on Available-for-sale debt securities, which mainly comprised of corporate bonds, were included in Investment securities gains (losses)—net in the accompanying consolidated statements of operations and were not material.
For the fiscal year ended March 31, 2022, impairment losses on Available-for-sale debt securities were included in Investment securities gains (losses)—net in the accompanying consolidated statements of operations and were ¥47,281 million. These were mainly the impairment losses on the Available-for-sale debt securities held by MUFG Union Bank, which were reclassified as held for sale, and included in Other assets in the accompanying consolidated balance sheets at March 31, 2022.
For the fiscal years ended March 31, 2021 and 2022, the MUFG Group’s Held-to-maturity debt securities were explicitly or implicitly guaranteed by Japanese or U.S. government entities or agencies and had a long history of no credit losses or were rated investment grade. Therefore, no credit losses were expected on these securities.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2021 and 2022 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2021:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,098,437	¥31,055	¥429,235	¥9,823	¥12,527,672	¥40,878	286
Japanese prefectural and municipal bonds	870,007	1,584	276,172	1,231	1,146,179	2,815	405
Foreign government and official institution bonds	429,204	11,768	50,478	13	479,682	11,781	71
Corporate bonds	96,582	166	229,518	235	326,100	401	120
Residential mortgage-backed securities	378,351	577	139,214	474	517,565	1,051	218
Commercial mortgage-backed securities	36,633	905	2,616	7	39,249	912	21
Asset-backed securities	190,795	394	49,428	256	240,223	650	89
Other debt securities	22,812	91	22,388	639	45,200	730	17
Commercial paper	116,016	5	—	—	116,016	5	8
Total	¥14,238,837	¥46,545	¥1,199,049	¥12,678	¥15,437,886	¥59,223	1,235

	Less than 12 months		12 months or more		Total
At March 31, 2022:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,998,960	¥126,516	¥353,932	¥5,995	¥23,352,892	¥132,511	486
Japanese prefectural and municipal bonds	2,430,603	14,864	31,139	123	2,461,742	14,987	926
Foreign government and official institution bonds	1,376,267	31,470	167,446	17,570	1,543,713	49,040	87
Corporate bonds	427,739	925	94,364	148	522,103	1,073	173
Residential mortgage-backed securities	178,857	58	391,265	590	570,122	648	12
Asset-backed securities	115,695	222	—	—	115,695	222	12
Other debt securities	44,128	3,526	1,089	7	45,217	3,533	4
Commercial paper	367,043	19	—	—	367,043	19	30
Total	¥27,939,292	¥177,600	¥1,039,235	¥24,433	¥28,978,527	¥202,033	1,730
Evaluating Available-for-sale debt securities for Impairment losses
The following describes the nature of the MUFG Group’s Available-for-sale debt securities and the conclusions reached in determining whether impairment losses exist.
Japanese national government and Japanese government agency bonds, Japanese prefectural and municipal bonds, Foreign government and official institution bonds
As of March 31, 2022, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of March 31, 2022 and no impairment loss has been recorded.
Corporate bonds
As of March 31, 2022, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
Residential mortgage-backed securities
As of March 31, 2022, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group determined through analysis that no credit loss was identified on such securities as of March 31, 2022 because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.
Asset-backed securities
As of March 31, 2022, unrealized losses on these securities were primarily driven by certain CLOs, highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the credit loss and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no credit loss was identified as of March 31, 2022 and no impairment loss has been recorded.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2020, 2021 and 2022:

	Fiscal years ended March 31,
	2020	2021	2022
	(in millions)
Net gains (losses) recognized during the period(1)	¥(639,813)	¥1,467,763	¥(125,271)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(37,541)	47,775	(38,042)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(602,272)	¥1,419,988	¥(87,229)

Note:
(1)Included in Investment securities gains (losses)—net.
Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2021 and 2022:

	2021	2022
	(in millions)
Measurement alternative balance	¥356,074	¥310,570
The related adjustments for these securities for the fiscal years ended March 31, 2020, 2021 and 2022 were as follows:

	Fiscal years ended March 31,
	2020	2021	2022
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(3,099)	¥(5,188)	¥(4,299)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(953)	¥—	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥6,223	¥21,710	¥3,067

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2021 and 2022 were ¥10,102 million and ¥12,354 million respectively.
(5)The cumulative downward changes for observable prices at March 31, 2021 and 2022 were ¥953 million and ¥954 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2021 and 2022 were ¥54,806 million and ¥54,223 million, respectively.